ACCOUNTS RECEIVABLE (Details) (Successor [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended
	Sep. 28, 2012	Sep. 27, 2013
Successor [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance		$ 528
Charged to Expense	59	1,816
Allowance for Doubtful Accounts Receivable, Charge-offs, Net of Recoveries		(243)
Ending Balance		$ 2,101